CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net income	¥ 111,654	¥ 109,027
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	35,940	35,194
(Gain) loss on investments in equity securities	(3,122)	2,312
Deferred income taxes	11,673	12,446
Changes in operating assets and liabilities:
Time deposits	1,539	48,104
Deposits with stock exchanges and other segregated cash	(20,098)	(14,608)
Trading assets and private equity investments	(1,095,128)	(1,431,765)
Trading liabilities	313,194	533,589
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	(1,155,894)	1,646,219
Securities borrowed, net of securities loaned	1,407,536	(30,081)
Other secured borrowings	40,404	(100,762)
Loans and receivables, net of allowance for doubtful accounts	(75,028)	(48,201)
Payables	127,912	971,702
Bonus accrual	(65,486)	(48,124)
Accrued income taxes, net	15,156	(2,943)
Other, net	37,739	(191,971)
Net cash provided by (used in) operating activities	(312,009)	1,490,138
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(92,239)	(198,966)
Proceeds from sales of office buildings, land, equipment and facilities	75,375	163,214
Payments for purchases of investments in equity securities	(61)
Proceeds from sales of investments in equity securities	466	1,087
Decrease (increase) in loans receivable at banks, net	277	(7,084)
Decrease in non-trading debt securities, net	49,119	26,131
Other, net	41,789	(125,375)
Net cash provided by (used in) investing activities	74,726	(140,993)
Cash flows from financing activities:
Increase in long-term borrowings	1,318,432	838,780
Decrease in long-term borrowings	(1,007,078)	(1,258,212)
Increase (decrease) in short-term borrowings, net	85,473	(68,875)
Increase (decrease) in deposits received at banks, net	39,845	(1,127,202)
Proceeds from sales of common stock held in treasury	431	35
Payments for repurchases of common stock held in treasury	(39,305)	(34,285)
Payments for cash dividends	(38,821)	(10,829)
Net cash provided by (used in) financing activities	358,977	(1,660,588)
Effect of exchange rate changes on cash and cash equivalents	9,059	(71,827)
Net increase (decrease) in cash and cash equivalents	130,753	(383,270)
Cash and cash equivalents at beginning of the year	2,536,840	3,476,261
Cash and cash equivalents at end of period	2,667,593	3,092,991
Cash paid during the period for-
Interest	220,023	161,150
Income tax payments, net	¥ 21,999	¥ 26,009